Accounts payable, accruals and other payables (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of accounts payable and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2024	2023
	US$	US$

Accounts payable	13,701	10,541
Safeguarding liabilities	3,790,176	1,983,116
Accruals	5,870,005	5,424,194
Prefunding from remittance customers	44,259,266	35,584,882
Incentives received for credit card program	-	699,655
Prefunding from airtime customers	671,214	758,419
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	-	1,056,765
Accrued interest	3,824,009	7,614,719
Tax payable	155,641	29,808
Other payables	535,904	826,132
	59,119,916	53,988,231

Schedule of convertible bonds

	December 31,
	2024	2023
	US$	US$

Convertible Bond E	-	10,000,000
Convertible Promissory Note	1,750,000	10,000,000
Total principal	1,750,000	10,000,000
Less: unamortized debt discount	-	-
Net carrying amount	1,750,000	10,000,000
Less: maturing within one year	-	(10,000,000)
Mature after one year	1,750,000	-

Schedule of assumptions used in determining the fair value convertible note

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

Seamless Group Inc [Member]
Schedule of accounts payable and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2023	2022
	US$	US$

Accounts payable	10,541	17,871
Safeguarding liabilities	1,983,116	5,787,354
Accruals	5,424,194	4,878,896
Prefunding from remittance customers	35,584,882	40,910,632
Incentives received for credit card program	699,655	700,521
Prefunding from airtime customers	758,419	874,889
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	1,056,765	1,058,005
Accrued interest	7,614,719	3,990,177
Tax payable	29,808	11,102
Other payables	826,132	716,938
	53,988,231	58,946,385

Schedule of convertible bonds
	December 31,
	2023	2022
	US$	US$

Convertible Bond A	-	-
Convertible Bond B	-	-
Convertible Bond C	-	-
Convertible Bond D	-	10,000,000
Convertible Bond E	10,000,000
Total principal	10,000,000	10,000,000
Less: unamortized debt discount	-	(807,860)
Net carrying amount	10,000,000	9,192,140
Less: maturing within one year	(10,000,000)	9,192,140
	-	-

Schedule of debt

Changes in total principal balance of convertible bond:

	Convertible Bond D	Convertible Bond E	Total
	US$	US$	US$
Total principal balance as of December 31, 2022 and January 1, 2023	10,000,000	-	10,000,000
Repayment during the year	-	-	-
Conversion to non-convertible loan	-	-	-
Convertible Bond replacement	(10,000,000)	10,000,000	-
Total principal balance as of December 31, 2023	-	10,000,000	10,000,000